SUPPLEMENT DATED DECEMBER 1, 2006
                                     TO THE

                               RYDEX DYNAMIC FUNDS

        Rydex Dynamic Funds H-Class Shares Prospectus Dated May 1, 2006,
Rydex Dynamic Funds A-Class and C-Class Shares Prospectus Dated May 1, 2006, and
    Rydex Dynamic Funds Statement of Additional Information Dated May 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX DYNAMIC FUNDS PROSPECTUSES (THE "PROSPECTUSES") AND STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI, AS APPLICABLE.

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I.       AMENDMENT TO "MINIMUM AMOUNTS" SECTION

     o In the Rydex Dynamic Funds H-Class Shares Prospectus, the section entitled "Minimum Amounts" under "Investing With Rydex: Shareholder Information" has been deleted and replaced with the following:

         MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

         The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

         o $1,000 for retirement accounts
         o $2,500 for all other accounts

         Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

         For new IRA accounts, held directly at Rydex, to meet minimum investment amount requirements, you must transfer an existing IRA (or multiple IRAs) to open an IRA account with Rydex.

         There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

II.      CONVERSION OF THE MASTER FEEDER STRUCTURE

         Effective January 1, 2007, the Dynamic S&P 500, Inverse Dynamic S&P 500, Dynamic OTC, Inverse Dynamic OTC, Dynamic Dow and Inverse Dynamic Dow Funds will discontinue the master-feeder arrangement, and the Funds will pursue their respective investment objectives directly. Consequently, on January 1, 2007, the following changes to the Rydex Dynamic Funds Prospectuses and SAI will take effect.

         PROSPECTUS AMENDMENTS:

     o The first two sentences under each Fund's "Principal Investment Strategy" section in the Funds' Prospectuses are deleted.

     o   The "Master-Feeder Investment Structure" section is deleted.

     o The footnote to the advisory fee table under "Management of the Funds - Investment Advisor" is deleted.

     o All remaining references in the Prospectuses to the Dynamic S&P 500 Master Fund, Inverse Dynamic S&P 500 Master Fund, Dynamic OTC Master Fund, Inverse Dynamic OTC Master Fund, Dynamic Dow Master Fund and Inverse Dynamic Dow Master Fund are deleted and replaced with Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund and Inverse Dynamic Dow Fund, respectively.

         SAI AMENDMENTS:

     o Under "General Information About the Trust," the second and third paragraphs are replaced with the following:

         Each Fund is an open-end management investment company. Currently, the Trust is comprised of the following series: Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, Inverse Dynamic Dow Fund, Dynamic Russell 2000(R) Fund and Inverse Dynamic Russell 2000(R) Fund (the "Funds").

         For the period from December 31, 2000 to January 1, 2007, the Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund pursued their respective investment objectives indirectly by investing through what is referred to as a "master-feeder" structure. As a result of the reorganization that occurred December 2000, each of the predecessor Dynamic S&P 500, Inverse Dynamic S&P 500, Dynamic OTC, and Inverse Dynamic OTC Funds sold all of its assets and liabilities to its corresponding master fund in exchange for shares of such master fund. Effective January 1, 2007, the Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund will pursue their respective investment objectives directly and the assets and liabilities of each Fund's corresponding master fund will be transferred to the Fund.

     o All remaining references to the Dynamic S&P 500 Master Fund, Inverse Dynamic S&P 500 Master Fund, Dynamic OTC Master Fund, Inverse Dynamic OTC Master Fund, Dynamic Dow Master Fund, Inverse Dynamic Dow Master Fund, and Master Funds are deleted and replaced with Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, Inverse Dynamic Dow Fund, and Funds, respectively.

     o All footnotes stating that the Funds pursue their investment objectives by investing in a "master" fund are deleted. All fees and expenses previously paid by the Dynamic S&P 500 Master Fund, Inverse Dynamic S&P 500 Master Fund, Dynamic OTC Master Fund, Inverse Dynamic OTC Master Fund, Dynamic Dow Master Fund and Inverse Dynamic Dow Master Fund will now be paid by the Dynamic S&P 500 Fund, Inverse Dynamic S&P 500 Fund, Dynamic OTC Fund, Inverse Dynamic OTC Fund, Dynamic Dow Fund, and Inverse Dynamic Dow Fund, respectively.

         o The "Master-Feeder Structure" section is deleted.
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





DYN-1-SUP-1206x0407

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